LEASES Schedule of Supplemental Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 6,662	$ 5,760	$ 7,795	$ 7,016	$ 5,326